Deferred tax credits (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Research tax credits	$ 847,000	$ 1,311,000
WISeKey Semiconductors SAS
Defined Benefit Plan Disclosure [Line Items]
Research tax credits	$ 846,808	$ 1,310,685